Property, Plant And Equipment, Intangible Assets And Goodwill (Schedule Of Property, Plant And Equipment) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment
Property, plant and equipment	$ 4,713,554	$ 4,599,719	$ 4,275,407
Less: accumulated depreciation	1,832,284	1,562,865	1,212,080
Property, plant and equipment, net	2,881,270	3,036,854	3,063,327
Land, buildings and improvements [Member]
Property, Plant and Equipment
Property, plant and equipment	696,753	685,431	657,346
Structures [Member]
Property, Plant and Equipment
Property, plant and equipment	3,008,298	2,949,458	2,783,434
Towers, transmitters and studio equipment [Member]
Property, Plant and Equipment
Property, plant and equipment	439,603	427,679	400,832
Furniture and other equipment [Member]
Property, Plant and Equipment
Property, plant and equipment	456,260	431,757	365,137
Construction in progress [Member]
Property, Plant and Equipment
Property, plant and equipment	$ 112,640	$ 105,394	$ 68,658